RELATED-PARTY TRANSACTIONS - Key management remuneration (Details) R in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 01, 2018 item	Dec. 31, 2017 USD ($) R / $	Dec. 31, 2017 ZAR (R) item	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)
Disclosure of transactions between related parties [line items]
Salary			R 15,323,000	R 9,276,100	R 7,345,000
Average foreign exchange rate	11.68	13.41	13.31
Directors and Prescribed officers
Disclosure of transactions between related parties [line items]
Salary			R 45,901
Cash bonus accrued for 2017 paid in 2018			45,727
Share proceeds and dividends payments			59,440
Pension scheme total contributions			4,602
Expense allowance			209
Total			155,879	194,721
Neal Froneman
Disclosure of transactions between related parties [line items]
Salary			10,265
Cash bonus accrued for 2017 paid in 2018			15,158
Share proceeds and dividends payments			25,956
Pension scheme total contributions			1,103
Expense allowance			174
Total			52,656	104,727
Charl Keyter
Disclosure of transactions between related parties [line items]
Salary			5,518
Cash bonus accrued for 2017 paid in 2018			7,775
Share proceeds and dividends payments			9,354
Pension scheme total contributions			758
Expense allowance			35
Total			23,440	26,299
Chris Bateman
Disclosure of transactions between related parties [line items]
Salary			4,506
Cash bonus accrued for 2017 paid in 2018			2,615
Pension scheme total contributions			148
Total		$ 540	7,269
Hartley Dikgale
Disclosure of transactions between related parties [line items]
Salary			3,886
Cash bonus accrued for 2017 paid in 2018			2,176
Share proceeds and dividends payments			5,448
Pension scheme total contributions			258
Total			11,768	10,849
Dawie Mostert
Disclosure of transactions between related parties [line items]
Salary			3,683
Cash bonus accrued for 2017 paid in 2018			2,577
Share proceeds and dividends payments			5,289
Pension scheme total contributions			495
Total			12,044	11,711
Themba Nkosi
Disclosure of transactions between related parties [line items]
Salary			3,535
Cash bonus accrued for 2017 paid in 2018			2,372
Share proceeds and dividends payments			686
Pension scheme total contributions			276
Total			6,869	2,951
Wayne Robinson
Disclosure of transactions between related parties [line items]
Salary			4,381
Cash bonus accrued for 2017 paid in 2018			2,328
Share proceeds and dividends payments			2,211
Pension scheme total contributions			348
Total			9,268	6,180
Richard Stewart
Disclosure of transactions between related parties [line items]
Salary			3,808
Cash bonus accrued for 2017 paid in 2018			4,925
Share proceeds and dividends payments			2,141
Pension scheme total contributions			414
Total			11,288	5,331
Robert Van Niekerk
Disclosure of transactions between related parties [line items]
Salary			4,547
Cash bonus accrued for 2017 paid in 2018			4,492
Share proceeds and dividends payments			7,896
Pension scheme total contributions			489
Total			17,424	21,725
John Wallington
Disclosure of transactions between related parties [line items]
Salary			1,772
Cash bonus accrued for 2017 paid in 2018			1,309
Share proceeds and dividends payments			459
Pension scheme total contributions			313
Total			R 3,853	R 4,948